SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2014 Russia Minimum	Dec. 31, 2013 Russia Minimum	Dec. 31, 2012 Russia Minimum	Dec. 31, 2014 Russia Maximum	Dec. 31, 2013 Russia Maximum	Dec. 31, 2012 Russia Maximum
Multiple Foreign Currency Exchange Rates [Abstract]
Exchange rate of RUR to $1.00		56.2584
Advertising Revenues
Advertising sales commissions	$ 63.9	3,594.0	3,171.0	2,631.0
Advertising and Promotional Expenses
Promotional and advertising expenses	30.9	1,741.0	1,708.0	900.0
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)					10.00%	10.00%	10.00%	30.00%	30.00%	30.00%
Comprehensive Income
Accumulated other comprehensive income	$ 18.2	1,023.0	2,042.0